Lease (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Future lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2025 were as follows:

	For the year ended December 31,
	RMB	US$
2026	10,592	1,515
2027	3,270	468
2028	1,874	268
2029	134	19
Total future lease payments	15,870	2,270
Less: imputed interest	625	90
Total lease liability balance	15,245	2,180